Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions

Note 12 – Related Party Transactions

Loans to executive officers, directors and their affiliates were as follows at December 31:

(Dollars in thousands)	2013	2012

Balance, beginning of year	$5,836	$6,254
New loans	612	669
Repayments	(1,286)	(1,087)
Balance, end of year	$5,162	$5,836

Deposits from executive officers, directors and their affiliates were $11.4 million and $12.5 million at December 31, 2013 and 2012, respectively.